Balance Sheets	Dec. 31, 2021 USD ($)
Current asset
Cash and cash equivalents	$ 475,500
Prepaid expenses	157,500
Total current assets	633,000
Other assets	50,300
Investments held in the Trust Account	175,719,039
Total Assets	176,402,339
LIABILITIES, TEMPORARY EQUITY AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued expenses	326,436
Total current liabilities	326,436
Deferred underwriting compensation	5,192,916
Warrant liability - Private Placement Warrants	182,128
Warrant liability - Public Warrants	4,317,044
Total liabilities	10,018,524
Commitments and Contingencies (Note 5)
Class A Common Stock subject to possible redemption; 3,539,809 and 17,309,719 shares at redemption value of $10.53 and $10.15 per share as of December 31, 2022 and 2021, respectively	175,693,636
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock, $0.0001 par value; 100,000,000 shares authorized; 583,743 issued and outstanding (excluding 3,539,809 and 17,309,719 shares subject to possible redemption, as of December 31, 2022 and 2021, respectively)	58
Class B common stock, par value $0.0001; 10,000,000 shares authorized; 4,500,528 issued and outstanding	450
Accumulated deficit	(9,310,329)
Total Stockholders' Deficit	(9,309,821)
Total Liabilities, Temporary Equity and Stockholders' Deficit	$ 176,402,339